Investments in associates and joint ventures - Summary of Investments (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019
Investment in associates and joint arrangements
Investment in joint ventures	€ 9,578	€ 3,781
Investment in associates	1,501	1,542
Total investment in joint ventures and associates	11,079	5,323
Increase Decrease Due to Changes In Accounting Policy and Corrections of Prior Period Errors [Member]
Investment in associates and joint arrangements
Investment in associates		1,055
Total investment in joint ventures and associates		1,055
Other
Investment in associates and joint arrangements
Investment in associates	84	59
Joint ventures [member]
Investment in associates and joint arrangements
Investment in joint ventures	9,578	3,781
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Investment in joint ventures	793	822
INWIT S.p.A.
Investment in associates and joint arrangements
Investment in joint ventures		2,851	€ 2,920
Indus Towers Limited
Investment in associates and joint arrangements
Investment in joint ventures	908
Vodafone Idea Limited
Investment in associates and joint arrangements
Investment in joint ventures	0			€ 0	€ 0
Other joint ventures
Investment in associates and joint arrangements
Investment in joint ventures	€ 43	€ 24